COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ended December 31,
2016	$394,388
2017	404,296
2018	414,399
2019	424,701
2020	435,326
Thereafter	1,569,253
Total	$3,642,363